Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 1,441	¥ 993	¥ 961
Provision for credit losses, Allowance for credit losses against loans		146	535	33
Charge-offs, Allowance for credit losses against loans		0	(21)
Other,Allowance for credit losses against loans	[1]	(30)	(66)	(1)
Ending balance, Allowance for credit losses against loans		1,557	1,441	993
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		2,110	2,484	2,292
Provision for credit losses, Allowance for credit losses against receivables other than loans		24	(12)	287
Charge-offs, Allowance for credit losses against receivables other than loans
Other, Allowance for credit losses against receivables other than loans	[1]	(177)	(362)	(95)
Ending balance, Allowance for credit losses against receivables other than loans		1,957	2,110	2,484
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,551	3,477	3,253
Provision for credit losses, Total allowance for doubtful accounts		170	523	320
Charge-offs, Total allowance for doubtful accounts		0	(21)
Other, Total allowance for doubtful accounts	[1]	(207)	(428)	(96)
Ending balance, Total allowance for doubtful accounts		3,514	3,551	3,477
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		968	912	739
Provision for credit losses, Allowance for credit losses against loans		172	72	173
Charge-offs, Allowance for credit losses against loans		0	(16)
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans		1,140	968	912
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans			66	142
Provision for credit losses, Allowance for credit losses against loans			5	(75)
Charge-offs, Allowance for credit losses against loans			(5)
Other,Allowance for credit losses against loans	[1]		(66)	(1)
Ending balance, Allowance for credit losses against loans				66
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans			7
Provision for credit losses, Allowance for credit losses against loans			(7)	7
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans				7
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		473	8	79
Provision for credit losses, Allowance for credit losses against loans		(26)	465	(71)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]	(30)	0	0
Ending balance, Allowance for credit losses against loans		417	473	8
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		0	0	1
Provision for credit losses, Allowance for credit losses against loans				(1)
Charge-offs, Allowance for credit losses against loans		0	0
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans			¥ 0	¥ 0

[1]	Includes the effect of foreign exchange movements.